Long Term Debt (Details) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2020	Jan. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Nov. 30, 2017
Long Term Debt (Details) [Line Items]
Long term debt		$ 100,000
Repaid amount				$ 300,000
Outstanding repaid amount				1,200,000
Maturity date	Dec. 31, 2021
DebtInstrument frequency of periodic payment description		The Company paid a down payment of approximately $51,000, with monthly payments of approximately $2,000 due from February 2019 to January 2022, with an interest rate at 6% per annum.
Loan payments outstanding			$ 17,000
Interest expenses			$ 173,489	$ 184,332	$ 199,861
Puhui Beijing [Member]
Long Term Debt (Details) [Line Items]
Long term debt						$ 1,500,000
Interest rate						13.50%
Long term debt current						$ 300,000